Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial obligations
Beginning balance	$ 1,057,975	$ 531,653	$ 571,688
Senior Notes bonds issue	0	550,000	0
Debt issuance costs	0	(10,700)	0
Amortization of debt issuance costs in results	1,963	717	0
Payments	(323,057)	(21,585)	(38,994)
Reversal of the amortized cost of the syndicated loan, note 16(g)	8,855	0	0
Amortization of debt issuance costs in results	2,820	885	976
Effect of amortized cost	515	8,837	(361)
Increase (reduction) of debt restructuring costs	0	(225)	1,992
Additions	11,712	2,972	5,213
Accretion expense	99	176	180
Payments	(4,638)	(5,205)	(4,080)
Disposals	0	0	(977)
Final balance	$ 738,534	$ 1,057,975	$ 531,653